UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September 30, 2011

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Deerfield Management Company, LP
Address:  780 Third Avenue, 37th Floor
          New York, NY 10017

Form  13F  File  Number:  28-5366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Flynn Management LLC, its general partner
Name:     James E. Flynn
Title:    Managing Member
Phone:    212-551-1600

Signature,  Place,  and  Date  of  Signing:

/s/ James E. Flynn          New York, NY           11/17/2011
------------------          ------------          -----------
    [Signature]             [City, State]          [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           1
Form  13F  Information  Table  Entry  Total:     122
Form 13F Information Table Value Total:          $1,830,170
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number          Name

01    28-11827                      Flynn Management LLC




                             TITLE OF                    VALUE       SHARES/   SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP     x($1000)    PRN AMT   PRN CALL DISCRETN MANAGERS    SOLE   SHARED  NONE
---------------------------- ----------------  --------- --------    --------  -------- -------- -------- --------  ------ -------

ALKERMES INC                 COM               01642T108   88,312   5,790,998  SH       DEFINED    01     5,790,998

